Noncontrolling Interests [Text Block] (Tables)	6 Months Ended
Sep. 30, 2015
Noncontrolling Interest [Abstract]
Effect on MUFG's Shareholders' Equity from Changes in Ownership of Subsidiaries [Table Text Block]

	Six months ended September 30,
	2014	2015
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥838,296	¥381,307
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	537	(896)

Net transfers from (to) the noncontrolling interest shareholders	537	(896)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥838,833	¥380,411